Cover	Dec. 01, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	001-42911
Entity Registrant Name	Miluna Acquisition Corp
Entity Central Index Key	0002077033
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 43
Entity Address, Address Line Two	Cheng Gong Road
Entity Address, Address Line Three	Sec 4
Entity Address, City or Town	Neihu
Entity Address, Country	TW
Entity Address, Postal Zip Code	114
City Area Code	+886
Local Phone Number	900-605-199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one ordinary share and one redeemable warrant
Trading Symbol	MMTXU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	MMTX
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one ordinary share at an exercise price of $11.50 per share
Trading Symbol	MMTXW
Security Exchange Name	NASDAQ